Note 11 - Options (Tables)	12 Months Ended
Nov. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
	November 30,	November 30,	November 30,
	2017	2016	2015
Volatility	71.7%	65.2%	68.6%
Risk-free interest rate	1.56%	0.620%	0.580%
Expected life (in years)	5.49	5.00	5.00
Dividend yield	—	—	—
The weighted average grant date fair value of options granted	$0.75	$1.20	$1.66

Schedule of Share-based Compensation, Stock Options, Activity
	November 30, 2017			November 30, 2016			November 30, 2015
		Weighted			Weighted			Weighted
		average	Weighted		average	Weighted		average	Weighted
		exercise	average		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value	options	share	fair value
		$	$		$	$		$	$
Outstanding, beginning of year	5,392,460	3.48	1.88	5,062,007	3.89	2.21	4,858,208	3.96	2.21
Granted	496,000	1.17	0.75	460,000	2.42	1.20	355,000	2.52	1.66
Exercised	(2,000)	2.32	1.20	(27,500)	2.57	1.68	(91,000)	2.34	1.86
Forfeiture	—	—	—	—	—	—	(60,168)	—	—
Expired	(58,348)	12.64	9.60	(102,047)	19.24	13.29	(33)	770.13	493.31
Balance,
Balance, end of year	5,828,112	3.20	1.72	5,392,460	3.48	1.88	5,062,007	3.89	2.21

Options exercisable, end of year	5,221,059	3.30	1.79	4,396,610	3.49	1.96	3,812,930	4.01	2.35

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
Options outstanding					Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted
		average	average	average		average	average
		exercise	remaining	grant		exercise	grant
Exercise	Number	price per	contract	due	Number	price per	date
price	outstanding	share	life (years)	fair value	exercisable	share	fair value
$		$		$		$	$

Under 2.50	1,251,000	1.43	3.93	0.99	920,341	1.49	1.07
2.51 - 5.00	4,560,835	3.50	1.81	1.84	4,284,441	3.49	1.86
5.01 - 10.00	—	—	—	—	—	—	—
10.01 - 100.00	16,277	29.11	0.21	22.89	16,277	29.11	22.89
	5,828,112	3.20			5,221,059	3.30

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
	November 30,	November 30,	November 30,
	2017	2016	2015
	$	$	$

Research and development	1,654,051	1,995,805	152,231
Selling, general and administrative	95,948	265,639	265,587
	1,749,999	2,261,444	417,818